Statement of Operations (Parenthetical) - Common Class B [Member] - shares				9 Months Ended
	Mar. 09, 2021	Jan. 22, 2021	Jan. 22, 2021	Sep. 30, 2021
Common Stock, Shares, Outstanding		6,468,750	6,468,750	6,344,150
Founder Shares [Member]
Forfeiture of Founder Shares, Shares	124,600			124,600
Common stock shares not subject to forfeiture				719,150
Common Stock, Shares, Outstanding		6,408,750	6,408,750	6,344,150
Common stock share subject to forfeiture		843,750	843,750
VPCC Founder Shares [Member]
Common stock share subject to forfeiture			843,750